UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21455
Guggenheim Enhanced Equity Strategy Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – January 31, 2014

Item 1.   Schedule of Investments.
Attached hereto.

GGE Guggenheim Enhanced Equity Strategy Fund
Portfolio of Investments
January 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 145.7%
	Exchange Traded Funds - 145.7%
160,300	Financial Select Sector SPDR Fund(a)	$ 3,375,918
61,800	Health Care Select Sector SPDR Fund(a)	3,458,328
104,400	iShares Russell 2000 ETF(a)	11,709,504
48,000	ProShares Ultra S&P500(a)	4,566,720
213,300	SPDR Dow Jones Industrial Average ETF Trust(a)	33,421,977
476,200	SPDR S&P 500 ETF Trust(a)	84,849,316
	(Cost $143,930,049)	141,381,763

	Total Investments - 145.7%
	(Cost $143,930,049)	141,381,763
	Other Assets in excess of Liabilities - 0.5%	421,972
	Total Value of Options Written - (0.3%) (Premiums received $546,583)	(279,035)
	Borrowings - (45.9% of Net Assets or 31.5% of Total Investments)	(44,500,000)
	Net Assets - 100.0%	$ 97,024,700

S&P - Standard & Poor's

(a) All of these securities represent cover for outstanding options written. All of these securities have been physically segregated as collateral for borrowings outstanding.

Country Breakdown	% of Long-Term Investments
United States	100%

See previously submitted notes to financial statements October 31, 2013.

Contracts (100 shares per contract)	Call Options Written (b)	Expiration Month	Exercise Price	Value
618	Health Care Select Sector SPDR Fund	February 2014	$57.00	$(30,591)
1,044	iShares Russell 2000 Index Fund	February 2014	115.00	(91,872)
411	SPDR Dow Jones Industrial Average ETF Trust	February 2014	158.00	(68,021)
946	SPDR S&P 500 ETF Trust	February 2014	184.00	(44,462)
247	SPDR S&P 500 ETF Trust	February 2014	180.00	(44,089)
	Total Value of Call Options Written			$ (279,035)
	(Premiums received $546,583)

	(b) Non-income producing security.

At January 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 144,131,258	$ 186,104	$ (2,935,599)	$ (2,749,495)

The Fund values equity securities, including exchange traded funds, at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on that day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Exchange traded options are valued at the mean between the bid and asked prices on the principal exchange on which they are traded. The Fund values money market funds at net asset value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Fund (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; nonmarket based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money Market Funds are valued at Net Asset Value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using independent pricing providers who employ models using various observable market inputs. The Fund did not have any Level 2 or Level 3 securities during the period ended January 31, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund’s investments by caption and by level within the fair value hierarchy as of January 31, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Exchange Traded Funds	$141,382	$-	$-	$141,382
Total	$141,382	$-	$-	$141,382

Liabilities:
Call Options Written	$279	$-	$-	$279
Total	$279	$-	$-	$279

During the three months ended January 31, 2014, there were no transfers between levels.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Strategy Fund

By:	/s/ Donald C. Cacciapaglia
    Donald C. Cacciapaglia
                    Chief Executive Officer

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
      Donald C. Cacciapaglia
                   Chief Executive Officer

Date:	March 28, 2014

By:	/s/ John L. Sullivan
      John L. Sullivan
      Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	March 28, 2014